Note 4 - Loans and Related Allowance for Loan Losses (Details) - Allowance for Loan Losses (USD $) In Thousands, unless otherwise specified	3 Months Ended							12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ending allowance balance attributable to loans:
Individually evaluated for impairment				$ 1,807				$ 1,596	$ 1,807
Collectively evaluated for impairment				5,239				5,250	5,239
Balance				7,046				6,846	7,046	7,779	6,819
Charge-offs								(1,212)	(1,330)	(1,337)
Recoveries								642	401	129
Provision	70	120	180	(570)	153	300	313	370	196	2,168
Commercial and Industrial [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment				179				83	179
Collectively evaluated for impairment				435				559	435
Balance				614				642	614	1,732	1,296
Charge-offs								(237)	(419)	(230)
Recoveries								121	191	71
Provision								144	(890)	595
Real Estate Construction [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment				210				589	210
Collectively evaluated for impairment				366				279	366
Balance				576				868	576	1,123	438
Charge-offs									(191)	(135)
Recoveries								60	33
Provision								232	(389)	820
Residential Real Estate Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment				855				892	855
Collectively evaluated for impairment				2,809				2,811	2,809
Balance				3,664				3,703	3,664	2,872	3,731
Charge-offs								(671)	(675)	(785)
Recoveries								267	107	31
Provision								443	1,360	(105)
Commercial Real Estate Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment				563				30	563
Collectively evaluated for impairment				1,607				1,546	1,607
Balance				2,170				1,576	2,170	1,991	1,306
Charge-offs								(260)		(123)
Recoveries								40	46
Provision								(374)	133	808
Consumer Installment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment								2
Collectively evaluated for impairment				22				55	22
Balance				22				57	22	61	48
Charge-offs								(44)	(45)	(64)
Recoveries								154	24	27
Provision								$ (75)	$ (18)	$ 50